CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares
Liabilities	¥ 318,787	¥ 321,227
Treasury stock shares	287,595,100	287,717,500
VIEs and VIEs Subsidiaries
Liabilities | ¥	¥ 1,565,940	¥ 1,699,220
VIEs and VIEs Subsidiaries | Without Recourse
Liabilities | ¥	¥ 246,946	¥ 250,132
Class A Ordinary Shares
Ordinary shares, authorized	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	2,439,349,000	2,436,575,800
Ordinary shares, shares outstanding	2,151,753,900	2,148,858,300
Class B Ordinary Shares
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004